                           PROSPECTUS SUPPLEMENT TO

                    VAN ECK GOLD AND MONEY FUNDS PROSPECTUS
                             DATED APRIL 23, 1996

AMENDMENT TO THE PROSPECTUS--"RISK FACTORS" (PAGE 17)

Global Hard Assets Fund intends to invest in Russian issuers. Investments in Russia involve the risks associated with other foreign emerging markets. In particular, settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Investment Company Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. As a result, it is possible for the Fund to lose its registration and thus its ownership of these securities due to fraud, illegal amendment, negligence or even mere oversight. This system also may cause a delay in the Fund's sale of Russian securities to a potential purchaser and subject the Fund to the risk of loss in connection with the insolvency of a registrar. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer in the event of the loss of share registration.

To reasonably ensure that its interest continues to be appropriately recorded, the Fund will invest only in those companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Adviser.

                                  Prospectus Supplement Dated November 25, 1996

                           PROSPECTUS SUPPLEMENT TO

                        VAN ECK GLOBAL FUNDS PROSPECTUS
                             DATED APRIL 23, 1996

AMENDMENT TO THE PROSPECTUS--"MANAGEMENT--INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR" (PAGE 39)

Effective October 8, 1996, Van Eck Associates Corporation (the "Adviser") of the Fund, which had earlier assumed responsibility for advising Asia Dynasty Fund and Asia Infrastructure Fund from the sub-adviser, AIG Global Investment Corp., has transferred these functions to a wholly-owned subsidiary, Van Eck Global Asset Management (Asia) Limited ("Van Eck Asia"). Mr. Timothy Chan, an employee of both the Adviser and Van Eck Asia, will continue to be the Portfolio Manager of the two Funds. Mr. Chan has 12 years of investment management experience in Hong Kong and Tokyo managing funds with similar objectives as the Asia Dynasty Fund and Asia Infrastructure Fund. Between 1994 and 1996, Mr. Chan served as Portfolio Manager for BZW Investment Management. From 1990 to 1994, Mr. Chan was a Fund Manager for Sun Hung Kai Fund Management. Prior to that, Mr. Chan was a Fund Manager of Scimitar Asset Management Asia Ltd., Hong Kong, a wholly-owned subsidiary of Standard Chartered Bank.

AMENDMENT TO THE PROSPECTUS--"RISK FACTORS" (PAGE 20)

Global Hard Assets Fund intends to invest in Russian issuers. Investments in Russia involve the risks associated with other foreign emerging markets. In particular, settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Investment Company Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. As a result, it is possible for the Fund to lose its registration and thus its ownership of these securities due to fraud, illegal amendment, negligence or even mere oversight. This system also may cause a delay in the Fund's sale of Russian securities to a potential purchaser and subject the Fund to the risk of loss in connection with the insolvency of a registrar. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer in the event of the loss of share registration.

To reasonably ensure that its interest continues to be appropriately recorded, the Fund will invest only in those companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Adviser.

                                Prospectus Supplement Dated November 25, 1996